Investments (Details) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 07, 2019	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2020
Investments (Details) [Line Items]
Conversion rate price per share (in Dollars per share)		$ 1.232	$ 1.232
Equity in loss of investee			$ 12,641
Carrying amount of investment		$ 226,101	226,101
Revenue recognized		$ 0	$ 25,900	$ 0
Zol Solutions, Inc [Member]
Investments (Details) [Line Items]
Preferred stock purchased shares (in Shares)	203,000
Preferred stock purchased price	$ 250,000